Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Schedule of Receivables From Financial Services

	31 December	31 December
	2023	2022
Non-current receivables from financial services	593,550	469,830
Current receivables from financial services	5,842,112	5,399,259
	6,435,662	5,869,089